Note 4 - Equity (Details Textual)							1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 01, 2025 shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Jul. 10, 2024 USD ($) shares	Apr. 01, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2023	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares	Oct. 24, 2024 $ / shares shares	Jan. 26, 2024 $ / shares shares	Dec. 31, 2023 $ / shares	Nov. 29, 2023 $ / shares shares	Jun. 30, 2023 shares	Apr. 06, 2023 $ / shares shares
Common Stock, Shares Authorized (in shares)							500,000,000		500,000,000			500,000,000	500,000,000		500,000,000			500,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Shares Authorized (in shares)							10,000,000		10,000,000			10,000,000	10,000,000					10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares							$ 0.001		$ 0.001			$ 0.001	$ 0.001					$ 0.001
Preferred Stock, Shares Outstanding (in shares)							0		0			0	0
Stock Issued During Period, Value, New Issues | $									$ 1,882,000			$ 103,000	$ 2,840,000
Payments of Stock Issuance Costs | $									$ 64,000		$ (0)	$ 176,000	$ (0)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)									5,000			143,303
Share Price (in dollars per share) | $ / shares																$ 100
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																	$ 0.02
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Number of Warrants Per Pre-funded Unit (in shares)		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 6.54
Class of Warrants or Rights, Maximum Beneficial Ownership		4.99%
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Fair Value Per Share (in dollars per share) | $ / shares		$ 5.3597
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Number of Warrants Per Pre-funded Unit (in shares)		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.001
Class of Warrants or Rights, Maximum Beneficial Ownership		4.99%
Class of Warrant or Right, Fair Value Per Share (in dollars per share) | $ / shares		$ 6.329
Representative's Warrants [Member]
Class of Warrant or Right, Lock-up Period (Day)		180 days
Class of Warrant or Right, Fair Value Per Share (in dollars per share) | $ / shares		$ 5.2125
Equity-based Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares										$ 0.01						$ 125
Warrants and Rights Outstanding, Term (Year)																5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																2,988
Class of Warrant Or Right Exercised In Period, Cashless (in shares)												197,098
Class of Warrant Or Right Exercised In Period, Cash (in shares)												695,334
RF Innovations, Inc. [Member]
Stock Issued During Period, Shares, New Issues (in shares)				12,500
Stock Issued During Period, Value, New Issues | $				$ 100,000
Common Stock, Discount for Lack of Marketability				25.60%
Maximum Percentage of Shares Sold in Thirty Days				10.00%
Underwriters [Member] | Series A Warrants [Member]
Equity Offering, Option, Maximum Warrants (in shares)			206,422
Class of Warrant or Right, Issued During Period (in shares)			156,809
Underwriters [Member] | Representative's Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)		91,985
Research and Development Expense [Member] | RF Innovations, Inc. [Member]
Share-Based Payment Arrangement, Expense | $										$ 100,000
Black-Scholes Model [Member] | Series A Warrants and the Representative's Warrants [Member] | Valuation Technique, Discounted Cash Flow [Member]
Warrants and Rights Outstanding, Measurement Input		0.0417
Black-Scholes Model [Member] | Series A Warrants and the Representative's Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		1.4415							144.15
Black-Scholes Model [Member] | Series A Warrants and the Representative's Warrants [Member] | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input									4.17
Black-Scholes Model [Member] | Equity-based Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input																1.04
Black-Scholes Model [Member] | Equity-based Warrants [Member] | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input																0.0404
Black-Scholes Model [Member] | Equity-based Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input																5
The 2023 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)																			200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)							75,633					75,633
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum								5.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)	124,852				47,116
Private Placement [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares																				$ 40
Equity Offering, Maximum Shares to be Issued (in shares)																				100,000
Stock Issued During Period, Shares, New Issues (in shares)													71,000
Stock Issued During Period, Value, New Issues | $													$ 2,840,000
Payments of Stock Issuance Costs | $													0
Proceeds from Issuance of Common Stock | $									$ 2,121,000		0	$ 0	2,840,000
ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)							800		1,304,260
Stock Issued During Period, Value, New Issues | $									$ 2,100,000
Equity Offering, Maximum Offering Amount | $														$ 2,100,000
Proceeds from Issuance of Common Stock | $							$ 1,746		2,100,000			2,000	0
Proceeds from Issuance or Sale of Equity | $							1,746
Underwritten Public Offering [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.001
Payments of Stock Issuance Costs | $		$ 1,000,000
Number of Common Units Issued (in shares)		458,691
Number of Shares Per Common Unit (in shares)		1
Number of Warrants Per Common Unit (in shares)		1
Number of Pre-funded Units Issued (in shares)		917,596
Common Units Issued, Purchase Price (in dollars per share) | $ / shares		$ 6.54
Pre-funded Units Issued, Purchase Price (in dollars per share) | $ / shares		$ 6.539
Proceeds from Issuance or Sale of Equity | $		$ 10,000,000
Commission Percentage		8.00%
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $		$ 1,500,000
Underwritten Public Offering [Member] | Non-cash Expenses [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $		$ 500,000
Over-Allotment Option [Member] | Underwriters [Member]
Stock Issued During Period, Shares, New Issues (in shares)			156,809
Equity Offering, Option Period (Day)			45 days
Equity Offering, Option, Maximum Shares (in shares)			206,422
Restricted Stock [Member]
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $							0		0			0
Share-Based Payment Arrangement, Expense | $									0		33,250	116,375	16,625
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense | $									0		33,250	116,375	16,625
Restricted Stock [Member] | Marketing Consultant [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)						1,750
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 76
Stock Issued During Period, Value, Issued for Services | $						$ 133,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)						12 months
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $							4,300,000		3,900,000			4,300,000	3,100,000
Share-Based Payment Arrangement, Expense | $												1,500,000	600,000
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense | $									300,000		300,000	1,300,000	500,000
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense | $									100,000		100,000	200,000	100,000
Share-Based Payment Arrangement, Option [Member] | Black-Scholes Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grant Date Fair Value | $							$ 2,600,000		$ 9			$ 2,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate									4.06%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)									6 years 3 months			6 years 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									139.00%
Share-Based Payment Arrangement, Option [Member] | Black-Scholes Model [Member] | Minimum [Member]
Share Price (in dollars per share) | $ / shares							$ 1.99					$ 1.99
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate												4.17%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate												110.00%
Share-Based Payment Arrangement, Option [Member] | Black-Scholes Model [Member] | Maximum [Member]
Share Price (in dollars per share) | $ / shares							$ 56.2					$ 56.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate												4.39%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate												138.00%
Share-Based Payment Arrangement, Option [Member] | The 2023 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)									4 years			4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)									5,000			143,303
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)												10 years
Warrant [Member]
Share-Based Payment Arrangement, Expense | $									$ 0		$ 100,000	$ 100,000	100,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $							$ 0		$ 0			$ 0	$ 100,000
Warrant [Member] | Black-Scholes Model [Member] | Minimum [Member]
Share Price (in dollars per share) | $ / shares													$ 2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate													4.04%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate													104.00%
Warrant [Member] | Black-Scholes Model [Member] | Maximum [Member]
Share Price (in dollars per share) | $ / shares													$ 5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate													4.54%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate													119.00%